1-36731

Certnys

Silvio Conte (Joe)
Director
Corporate Actions Group

14007835

NYSE
EURONEXT

November 6, 2014

Received SEC

NOV - 6 2014

Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange/NYSE MKT certifies its approval for listing and registration of the American depositary shares, (each represents two Class A common shares), and Class A common shares, par value US$0.001 per share (application for the Class A common shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission), of eHi Car Services Limited under the Exchange Act of 1934.

Sincerely,

sconte@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5024
F +1 (212) 656-5893
www.nyx.com